6. INCOME TAXES (Details)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Taxes Details
Income tax expense (benefit) at federal statutory rate	34.00%	(34.00%)
State taxes, net of federal benefit	6.30%	(6.30%)
Change in valuation allowance	(94.30%)	46.10%
Nondeductible items	1.70%	1.00%
Prior-year tax adjustments	48.80%	1.50%
Other	3.60%	(8.20%)
Effective tax rate	0.10%	0.10%